Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 5,710	$ 6,160	$ 7,341
Interest Income Recognized	237	274	340
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	799	383	414
Interest Income Recognized	9	13	9
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	324	433	592
Interest Income Recognized	15	16	26
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,422	2,666	2,742
Interest Income Recognized	124	131	140
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	293	336	377
Interest Income Recognized	13	14	17
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	214	221	273
Interest Income Recognized	4	4	9
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4,052	4,039	4,398
Interest Income Recognized	165	178	201
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	38	42	334
Interest Income Recognized	1	1	15
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,620	2,079	2,609
Interest Income Recognized	$ 71	$ 95	$ 124